Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2022	$ 19	$ 52,497,045	$ (44,706,671)		$ (220,643)	$ 7,569,750
Balance, shares at Dec. 31, 2022	1,883,342
Exercise of warrants issued August 2022	$ 1	1,322,884				1,322,885
Exercise of warrants issued August 2022, shares	118,238
Net Loss			(550,263)			(550,263)
Comprehensive Loss					(674)	(674)
Balance at Mar. 31, 2023	$ 20	53,819,929	(45,256,934)		(221,317)	8,341,698
Balance, shares at Mar. 31, 2023	2,001,580
Balance at Dec. 31, 2022	$ 19	52,497,045	(44,706,671)		(220,643)	7,569,750
Balance, shares at Dec. 31, 2022	1,883,342
Net Loss						(2,136,453)
Balance at Sep. 30, 2023	$ 20	53,881,475	(46,843,124)	(83,489)	(274,862)	6,680,020
Balance, shares at Sep. 30, 2023	2,008,736
Balance at Mar. 31, 2023	$ 20	53,819,929	(45,256,934)		(221,317)	8,341,698
Balance, shares at Mar. 31, 2023	2,001,580
Net Loss			(757,372)			(757,372)
Comprehensive Loss					(21,050)	(21,050)
Common Stock for Services		37,500				37,500
Common Stock for Services, shares	3,578
Non-controlling Interest				(59,967)		(59,967)
Balance at Jun. 30, 2023	$ 20	53,857,429	(46,014,306)	(59,967)	(242,367)	7,540,809
Balance, shares at Jun. 30, 2023	2,005,158
Net Loss			(828,818)			(828,818)
Comprehensive Loss					(32,495)	(32,495)
Common Stock for Services		24,046				24,046
Common Stock for Services, shares	3,578
Non-controlling Interest				(23,522)		(23,522)
Balance at Sep. 30, 2023	$ 20	53,881,475	(46,843,124)	(83,489)	(274,862)	6,680,020
Balance, shares at Sep. 30, 2023	2,008,736
Balance at Dec. 31, 2023	$ 20	54,065,775	(47,941,795)	(99,048)	(222,380)	5,802,572
Balance, shares at Dec. 31, 2023	2,021,236
Net Loss			(1,108,198)			(1,108,198)
Comprehensive Loss					(34,798)	(34,798)
Non-controlling Interest				(10,812)		(10,812)
Cost of Financing		(3,690)				(3,690)
Balance at Mar. 31, 2024	$ 20	54,062,085	(49,049,993)	(109,860)	(257,178)	4,645,074
Balance, shares at Mar. 31, 2024	2,021,236
Balance at Dec. 31, 2023	$ 20	54,065,775	(47,941,795)	(99,048)	(222,380)	5,802,572
Balance, shares at Dec. 31, 2023	2,021,236
Net Loss						(2,157,487)
Balance at Sep. 30, 2024	$ 24	56,012,141	(50,099,282)	(132,605)	(249,035)	5,531,243
Balance, shares at Sep. 30, 2024	2,408,071
Balance at Mar. 31, 2024	$ 20	54,062,085	(49,049,993)	(109,860)	(257,178)	4,645,074
Balance, shares at Mar. 31, 2024	2,021,236
Net Loss			(494,278)			(494,278)
Comprehensive Loss					(20,558)	(20,558)
Common Stock for Services		90,000				90,000
Common Stock for Services, shares	12,500
Non-controlling Interest				(9,810)		(9,810)
Stock Option Compensation		25,600				25,600
Balance at Jun. 30, 2024	$ 20	54,177,685	(49,544,271)	(119,670)	(277,736)	4,236,028
Balance, shares at Jun. 30, 2024	2,033,736
Net Loss			(555,011)			(555,011)
Comprehensive Loss					28,701	28,701
Non-controlling Interest				(12,935)		(12,935)
Cost of Financing		(312,340)				(312,340)
Common Stock Issued in September Offering	$ 2	773,998				774,000
Common Stock Issued in September Offering, shares	225,000
Pre-Funded Warrants		1,372,800				1,372,800
Reverse Split fractional shares	$ 2	(2)
Reverse Split fractional shares, shares	149,335
Balance at Sep. 30, 2024	$ 24	$ 56,012,141	$ (50,099,282)	$ (132,605)	$ (249,035)	$ 5,531,243
Balance, shares at Sep. 30, 2024	2,408,071